Consolidated Balance Sheets (Parenthetical)		12 Months Ended
		Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Super Voting Shares
Common stock, par value (in dollars per share) | $ / shares		$ 0	$ 0
Common stock, issued (in shares)		500,000	500,000
Common stock, outstanding (in shares)		500,000	500,000
Subordinate Voting Shares
Common stock, par value (in dollars per share) | $ / shares		$ 0	$ 0
Common stock, issued (in shares)		331,490,358	320,757,119
Common stock, outstanding (in shares)		331,490,358	320,757,119
Proportionate Voting Shares
Common stock, par value (in dollars per share) | $ / shares		$ 0	$ 0
Common stock, issued (in shares)	[1]	17,106,732	18,949,596
Common stock, outstanding (in shares)	[1]	17,106,732	18,949,596
Conversion ratio		0.005
Special Subordinate Voting Shares
Common stock, par value (in dollars per share) | $ / shares		$ 0	$ 0
Common stock, issued (in shares)	[2]	1,589	1,589
Common stock, outstanding (in shares)	[2]	1,589	1,589
Conversion ratio		100,000

[1]	Proportionate Voting Shares (“PVS”) presented on an “as-converted” basis to Subordinate Voting Shares (“SVS”) (1-to-200)
[2]	Special Subordinate Voting Shares (“SSVS”) presented on an “as-converted” basis to SVS (1-to-0.00001)